Related Party (Sound Concepts Inc.)	12 Months Ended
Dec. 31, 2018
Sound Concepts, Inc. [Member]
Related Party

Note 8. Related Party

Lease

The Company’s lessor is JMCC Properties, which is an entity owned and controlled by the same owners and officers of the Company During the years ended December 31, 2018, 2017 and 2016, the Company has incurred $274,000, $256,000 and $239,000, respectively, representing the rental expenses of the office building.

As of December 31, 2017, balance due to JMCC Properties was $21,000 and was included as part of accrued expenses in the accompanying balance sheet. There was no outstanding balance to JMCC Properties as of December 31, 2018 and 2016.

Advances

The Company periodically extends advances to officers, employees and related parties of the Company. There are no formal agreements for these advances, are unsecured and due on demand and accordingly are included as a current asset on the accompanying balance sheet.

As December 31, 2017 and 2016, the balance due from the officer/related party was $46,000, and $32,000, respectively. There was no outstanding balance to as of December 31, 2018.